Store Closings (Tables)	6 Months Ended
Jul. 31, 2012
Store Closings
Schedule of change in the estimated liability for location closing costs

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,482	$1,714	$153
Increase (decrease) in store closing reserves:
Rent paid	(1,973)	(2,304)	(784)
Sublease income	413	478	512
Closed store additions	1,208	371	650
Adjustments to existing reserves	584	(106)	33

Balance at end of period	$1,714	$153	$564